Matthews Asian Growth and Income Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 86.6%

	Shares	Value

CHINA/HONG KONG: 38.7%
Tencent Holdings, Ltd.	1,151,300	$91,882,438
AIA Group, Ltd.	4,773,000	58,406,106
Techtronic Industries Co., Ltd.	1,939,000	33,241,843
NetEase, Inc. ADR	259,000	26,744,340
BOC Hong Kong Holdings, Ltd.	7,530,500	26,344,675
HKT Trust & HKT, Ltd.	17,817,000	25,431,288
Yum China Holdings, Inc.	429,500	25,430,695
ENN Natural Gas Co., Ltd. A Shares	9,199,614	24,667,887
CK Hutchison Holdings, Ltd.	3,041,672	24,300,868
Zhongsheng Group Holdings, Ltd.	3,394,000	24,043,910
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,913,975	23,987,797
Link REIT	2,595,200	23,677,938
Minth Group, Ltd.	5,622,000	23,552,769
Midea Group Co., Ltd. A Shares	1,858,079	23,376,617
JD.com, Inc. A Shares[b]	551,600	23,262,259
Jiangsu Expressway Co., Ltd. H Shares	18,278,000	22,762,071
Ping An Insurance Group Co. of China, Ltd. H Shares	1,884,500	22,541,176
Topsports International Holdings, Ltd.[c,d]	14,869,000	22,171,479
Ever Sunshine Lifestyle Services Group, Ltd.[d]	8,766,000	22,166,446
Guangdong Investment, Ltd.	12,456,000	20,351,570

Total China/Hong Kong		588,344,172

SOUTH KOREA: 10.1%
Samsung Electronics Co., Ltd.	866,075	62,655,869
Macquarie Korea Infrastructure Fund	3,289,981	33,872,756
LEENO Industrial, Inc.	169,847	23,589,700
Coway Co., Ltd.	392,332	22,793,961
LG Household & Health Care, Ltd.	8,055	11,177,349

Total South Korea		154,089,635

TAIWAN: 9.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,432,187	114,397,577
Advantech Co., Ltd.	1,415,884	17,662,084
Taiwan Secom Co., Ltd.	4,350,000	14,259,044

Total Taiwan		146,318,705

INDIA: 7.6%
Housing Development Finance Corp., Ltd.	1,018,483	34,994,419
ITC, Ltd.	8,338,840	24,952,900
Sanofi India, Ltd.	224,736	24,249,493
Tata Consultancy Services, Ltd.	525,101	22,879,635
Embassy Office Parks, REIT	1,986,600	8,855,578

Total India		115,932,025

SINGAPORE: 6.9%
United Overseas Bank, Ltd.	1,479,800	28,533,540
Ascendas, REIT	10,972,984	24,926,358
Singapore Technologies Engineering, Ltd.	7,823,325	22,660,535
Venture Corp., Ltd.	1,291,000	19,277,792
Ascendas India Trust	8,946,700	9,857,332

Total Singapore		105,255,557

AUSTRALIA: 3.7%
Aristocrat Leisure, Ltd.	883,976	23,191,674

	Shares	Value
Macquarie Group, Ltd.	149,740	$17,456,513
Northern Star Resources, Ltd.	2,123,668	15,383,275

Total Australia		56,031,462

FRANCE: 3.0%
Pernod Ricard SA	121,618	22,764,364
LVMH Moet Hennessy Louis Vuitton SE	33,912	22,651,575

Total France		45,415,939

INDONESIA: 2.7%
PT Bank Rakyat Indonesia Persero[b]	70,165,300	21,287,052
PT Ace Hardware Indonesia	187,925,900	19,764,353

Total Indonesia		41,051,405

UNITED STATES: 2.0%
Broadcom, Inc.	65,500	30,369,730

Total United States		30,369,730

PHILIPPINES: 1.3%
Bank of the Philippine Islands	11,310,504	19,025,833

Total Philippines		19,025,833

THAILAND: 1.0%
Digital Telecommunications Infrastructure Fund F Shares	40,991,400	15,740,585

Total Thailand		15,740,585

TOTAL COMMON EQUITIES		1,317,575,048

(Cost $971,105,808)

CONVERTIBLE CORPORATE BONDS: 10.5%

	Face Amount*	Value

CHINA/HONG KONG: 7.9%
ESR Cayman, Ltd., Cnv. 1.500%, 09/30/25[d]	20,647,000	22,267,790
China Conch Venture Holdings International, Ltd., Cnv. 0.000%, 09/05/23[d]	HKD 142,000,000	20,905,185
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	20,084,000	20,769,065
China Education Group Holdings, Ltd., Cnv. 2.000%, 03/28/24[d]	HKD 135,000,000	20,638,723
Hansoh Pharmaceutical Group Co., Ltd., Cnv. 0.000%, 01/22/26[d]	19,739,000	19,127,091
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	15,952,000	16,884,716

Total China/Hong Kong		120,592,570

SOUTH KOREA: 1.4%
Kakao Corp., Cnv. 0.000%, 04/28/23[d]	17,300,000	20,688,378

Total South Korea		20,688,378

1	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value

MALAYSIA: 1.2%
Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[d]	18,228,000	$18,373,824

Total Malaysia		18,373,824

TOTAL CONVERTIBLE CORPORATE BONDS		159,654,772

(Cost $156,855,599)

PREFERRED EQUITIES: 1.0%

	Shares	Value

SOUTH KOREA: 1.0%
LG Household & Health Care, Ltd., Pfd.	24,282	14,716,606

Total South Korea		14,716,606

TOTAL PREFERRED EQUITIES		14,716,606

(Cost $10,852,168)

TOTAL INVESTMENTS: 98.1%	1,491,946,426
(Cost $1,138,813,575)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		28,599,722

NET ASSETS: 100.0%		$1,520,546,148

[a]	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

[b]	Non-income producing security.

[c]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $22,171,479, which is 1.46% of net assets.

[d]	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

Cnv.	Convertible

HKD	Hong Kong Dollar

Pfd.	Preferred

REIT	Real Estate Investment Trust

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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